EQUITY - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	$ 4,985	$ 5,994	$ 6,358
Net transfers from Parent		872	598
Other comprehensive income (loss), net of tax	292	125	(28)
Balance at the end of the period	2,767	4,985	5,994
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	(1,096)	(1,221)	(1,193)
Net transfers from Parent	(339)
Other comprehensive income (loss), net of tax	292	125	(28)
Balance at the end of the period	(1,143)	(1,096)	(1,221)
Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Other comprehensive income (loss), net of tax	3
Balance at the end of the period	3
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	(878)	(1,007)	(1,019)
Other comprehensive income (loss), net of tax	194	129	11
Balance at the end of the period	(684)	(878)	(1,007)
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	(218)	(214)	(175)
Net transfers from Parent	(339)
Other comprehensive income (loss), net of tax	94	(4)	(39)
Balance at the end of the period	$ (463)	$ (218)	$ (214)